PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 695,496	$ 704,868
Less accumulated depreciation and amortization	293,974	268,233
Property, plant and equipment, net	585,431	691,134
Accumulated amortization for assets under finance leases	43,400	41,700
Property, Plant, and Equipment Excluding Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	401,522	436,635
Land and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 21,852	22,309
Estimated Useful Lives	20 years
Building and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 164,495	166,486
Building and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	12 years
Building and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	39 years
Computer, mining and net work equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 441,404	448,346
Finance lease assets	$ 46,600	112,700
Computer, mining and net work equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	1 year
Computer, mining and net work equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Electrical equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 64,810	64,810
Finance lease assets	$ 12,700	12,600
Electrical equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Electrical equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Other property, plant and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,935	2,917
Finance lease assets	$ 400	400
Other property, plant and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Other property, plant and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 183,909	$ 254,499